Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Total revenue		$ 18,619	$ 17,697	$ 16,529
Interest expense (including $20, $23 and $10, to subsidiaries, respectively)		21,295	16,303	3,614
(Benefit) for income taxes	[1]	1,305	979	937
Net income applicable to shareholders of The Bank of New York Mellon Corporation	[1],[2]	4,530	3,302	2,556
Preferred stock dividends and redemption charge		(194)	(235)	(211)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	[1]	4,336	3,067	2,345
Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Interest expense (including $20, $23 and $10, to subsidiaries, respectively)		20	23	10
Parent Company
Condensed Income Statements, Captions [Line Items]
(Loss) on securities held for sale		(2)	(1)	0
Other revenue		51	83	57
Total revenue		6,044	4,759	2,005
Interest expense (including $20, $23 and $10, to subsidiaries, respectively)		1,838	1,716	853
Other expense		200	291	433
Total expense		2,038	2,007	1,286
Income before income taxes and equity in undistributed net income of subsidiaries		4,006	2,752	719
(Benefit) for income taxes		(438)	(258)	(190)
Equity in undistributed net income:		86	292	1,647
Net income applicable to shareholders of The Bank of New York Mellon Corporation		4,530	3,302	2,556
Preferred stock dividends and redemption charge		(194)	(235)	(211)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		4,336	3,067	2,345
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries		4,256	3,472	1,006
Interest revenue from subsidiaries		53	71	25
Equity in undistributed net income:		(131)	(295)	1,685
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries		1,616	1,070	880
Interest revenue from subsidiaries		70	64	37
Equity in undistributed net income:		$ 217	$ 587	$ (38)

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.